WILMER CUTLER PICKERING
HALE and DORR LLP

                                                           David C. Phelan

                                                           60 STATE STREET
                                                          BOSTON, MA 02109
                                                           +1 617 526 6372
                                                       +1 617 526 5000 fax
                                               david.phelan@wilmerhale.com
VIA EDGAR


January 28, 2005

U.S. Securities and Exchange Commission
450 Fifth St., NW
Judiciary Plaza
Washington, DC  20549-0203
Re:      Pioneer Value Fund (the "Fund")
         Registration Statement on Form N-1A (File Nos. 2-32773; 811-01835)

Ladies and Gentlemen:

         This letter responds to comments of the staff of the Securities and Exchange Commission (the "Commission") transmitted orally on January 25, 2005 relating to the Fund's post-effective amendment no. 63 under the Securities Act of 1933 (the "1933 Act") (amendment no. 46 under the Investment Company Act of 1940 ("1940 Act")) to its registration statement on Form N-1A, which was filed with the Commission pursuant to Rule 485(a)(1) under the 1933 Act on December 1, 2004.

         For the staff's convenience, its comments are restated below, followed by the Fund's responses.

Prospectus

Comment 1.        The Fund's current management contract, dated as of May 1,
2003, which was filed with the Commission as an exhibit to the Fund's post-effective amendment no. 59 (amendment no. 42 under the 1940 Act) on December 1, 2003 (Accession no. 0001016964-03-000245) states the following pursuant to paragraph 8.b:

"From time to time, the Trustees may by a vote of the Trustees of the [Fund] voting in person, including a majority of the Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such parties, determine 1) that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the [Fund]..."

The Board's ability to change the benchmark index for purposes of determining the Fund's performance fee without shareholder approval does not reflect the previously articulated staff position with respect to this issue. The staff of the Commission's prior and current position is that the Fund must obtain shareholder approval in order to change the benchmark index since such change would affect the management fees paid by the Fund's shareholders.

Please expand the disclosure in the Fund's statement of additional information in the section titled "Investment Adviser - Performance Adjustment Example" to state that the Board will not change the performance fee benchmark index without shareholder approval unless it receives permission from the staff of the Commission. This comment should be addressed in every statement of additional information in the subsequent annual update to the registration statement on Form N-1A for each fund in the Pioneer family of funds where the Board retains this ability to change the benchmark performance fee index.

Response: The provisions of the management contract are as discussed with the staff in connection with the staff's review of the Fund's proxy statement in 2003 (the "2003 Proxy Statement"). Please note that in connection with the 2003 Proxy Statement, the Fund voluntarily contacted the staff regarding this provision because the Fund had become aware that the staff's position had changed after the Fund's initial implementation its performance fee. After discussing the current position with the staff of the Commission, the Fund filed the 2003 Proxy Statement to obtain shareholder approval to implement an index change. The Fund has at no time attempted to avoid or circumvent the staff's position regarding shareholder approval of a change in the index or sought to implement this provision of the management contract without shareholder approval. In the event that the staff's position changes again, the Fund's management contract retains the ability for the Board to change the index. Absent a change in the staff's position, the Fund has no intention of changing the index without shareholder approval. While we believe that it is unnecessary to include the requested disclosure in the statement of additional information, just as it would be unnecessary to identify other staff positions that we have no intention of violating, the Statement of Additional Information has been amended to include the requested disclosure.

Comment 2. In the prospectuses in the section titled "Fees and expenses - Annual Fund Operating Expenses," please add the Fund's basic management fee to footnote 2 to the table.

Response:  Accepted.

Comment 3. In the Fund's prospectuses, in the section titled "Management - Management Fee," it states that Pioneer's fee varies based on the investment performance of the Fund compared to the Russell 1000 Value Index, which measures the performance of mutual funds with a growth and income investment objective. (emphasis added) Please either correct the description of the Russell 1000 Value Index or, if the Fund does use a performance benchmark index of mutual funds, add disclosure to the first sentence in the last paragraph of this section to the effect that (i) the index is an index of mutual funds, (ii) mutual fund indices include fees in its performance, which results in lower performance and is therefore easier to outperform compared to stock indices, and (iii) if the stock market is up but the performance of the mutual funds in the index is down, the Fund's investment adviser will still receive a performance fee.

Response: The Fund has corrected the description of the Russell 1000 Value Index in its prospectuses.

Comment 4. In the prospectuses, in the section titled "Management - Management Fee," clarify in the third sentence of the third paragraph that the performance period is for a 36-month rolling period.

Response:  Accepted.

Comment 5. In the prospectuses, in the section titled "Management - Management Fee," clarify the last sentence of the third paragraph, which states that "Pioneer currently is waiving the lower limitation, but may reimpose it in the future." Under what circumstances will the lower limitation be reimposed and for what amount?

Response: Accepted. The Fund has revised the last three sentences of the paragraph to state:

"As a result, the maximum annualized rate adjustment is +/- 0.10% for the rolling 36-month performance period. In addition, the fee is further limited on an annual basis to a maximum rate adjustment of +/- 10% (i.e., the fee is further subject to a cap of 0.70% of average daily net assets and a floor of 0.50% of average daily net assets assuming that the fund is not large enough for any breakpoints to apply). Pioneer currently is waiving the floor on its fee. Pioneer may reimpose the same floor in the future, but will not be entitled to recover any previously waived fees." (emphasis added)

Comment 6. In the prospectuses, in the section titled "Management - Management Fee," generally clarify the disclosure regarding the asset base for the calculation of the Fund's performance fees.

Response:  Accepted.

Comment 7. Please provide draft disclosure to the staff of the Commission in response to comments 4 through 6 above prior to filing the Fund's subsequent post-effective amendment to its registration statement.

Response:  Accepted.

Comment 8. In the statement of additional information, in the section titled "Investment Adviser - Performance Adjustment Example," please add a hypothetical performance adjustment example in which the Fund's performance is lower than the performance benchmark index.

Response:  Accepted.

Comment 9. Please reflect the staff's prior comments transmitted orally on December 13, 2004 and January 11, 2005 relating to Pioneer Series Trust III's Registration Statement on Form N-14 (File No. 333-120226) with respect to the disclosure in the prospectus under the headings "Net asset value" and "Excessive trading," as well as the disclosure in the statement of additional information under the heading "Disclosure of portfolio holdings."

Response:  Accepted.

         The staff's comments and the Fund's responses are reflected in the enclosed post-effective amendment no. 64 under the 1933 Act (amendment no. 47 under the 1940 Act) to its registration statement on Form N-1A, which has been filed with the Commission pursuant to Rule 485(b) under the 1933 Act for effectiveness on February 1, 2005.

         The persons specified in Section 6(a) of the 1933 Act have signed the Registration Statement on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Registration Statement. The electronic copy of the Registration Statement contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Registration Statement that contain revised disclosure.

         Per the staff of the Commission's request and pursuant to the Commission's press release ("SEC Staff to Publicly Release Comment Letters and Responses", 2004-89), the Fund acknowledges the following:

o the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

o the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         If you have any questions or comments on the Registration Statement, please contact either Elaina Kim at (617) 526-6685 (collect) or me at 617-526-6372 (collect), counsel to the Fund.




Best regards,


/s/ David C. Phelan


David C. Phelan


cc:      Christopher J. Kelley, Esq.
         Dominic Minore, Esq. (Division of Investment Management)




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